Leases - Lessee: Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Cash Flow Information Related To Lease [Abstract]
Operating Leases, Cash flows from operating activities	¥ 52,277	¥ 52,759	¥ 50,369
Operating Leases, Cash flows from financing activities	0	0	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	54,161	27,427	39,823
Finance Leases, Cash flows from operating activities	67	84	150
Finance Leases, Cash flows from financing activities	725	664	781
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 407	¥ 1,481	¥ 93